Rule 497(e)
                                                          SEC File No. 002-85378
                                                          Rule 482 ad




                               LOOKING OUT FOR #1?

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                             Asset Allocation Funds
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                        #1 THE FLEX-FUNDS MUIRFIELD FUND
Out of 274 asset allocation funds for 12-month total return as of 6/30/99 per Morningstar
                   Average Annual Total Returns as of 6/30/99
               One Year            Five Years          Ten Years
               --------            ----------          ---------
               35.86%              18.46%              14.39%

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                          General Government Bond Funds
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                   #1 THE FLEX-FUNDS U.S. GOVERNMENT BOND FUND
Out of 392 general government bond funds for 12-month total return as of 6/30/99 per Morningstar
                   Average Annual Total Returns as of 6/30/99
               One Year            Five Years          Ten Years
               --------            ----------          ---------
               5.26%               7.14%               7.14%

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                               Money Market Funds
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                       #1 THE FLEX-FUNDS MONEY MARKET FUND
Out of 85 general purpose money market funds for cumulative total return since inception (March 1985) as of 6/30/99 per Lipper
                   Average Annual Total Returns as of 6/30/99
               One Year            Five Years          Ten Years
               --------            ----------          ---------
               4.99%               5.31%               5.37%

                   Current & Effective Yields as of 7/15/99*
                 7-day Simple Yield       7-day Compound Yield
                 ------------------       --------------------
                       4.62%                     4.72%


                                 THE FLEX-FUNDS
                  Managed by R. Meeder & Associates, Dublin OH

                               CALL (800)325-FLEX
                         for a Prospectus and Fact Sheet
            From Central Ohio, call (614)766-7000. Fax (614)766-7000
               Online: www.flexfunds.com E-Mail:info@flexfunds.com


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Performance figures represent average annual total returns for periods ended 6/30/99 and assume reinvestment of all dividend and capital gains distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Adviser waived a portion of its management fees and/or reimbursed expenses in order to reduce the operating expenses of The U.S. Government Bond Fund and The Money Market Fund during each period shown above. An investment in The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although The Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Muirfield Fund ranked among asset allocation funds for average annual total returns as follows: 5 years - 26 out of 103; 10 years - 6 out of 37. The U.S. Government Bond Fund ranked among general government bond funds for average annual total return for the time periods as follows: 5 years - 25 out of 241 funds; 10 years - 30 out of 88 funds. The Money Market Fund ranked among general purpose money market funds as follows: 1 year - 21 out of 317; 5 years - 12 out of 213; 10 years - 5 out of
130. To obtain a prospectus containing more complete information about The Flex-funds, including other fees and expenses that apply to a continued investment in the Funds, you may call (800)325-3539 or write P.O. Box 7177, Dublin, OH 43017. Please read the prospectus carefully before investing. *Yield quotations more closely reflect the current earnings of The Money Market Fund than do total return quotations.